Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease payments not included in lease liability
Information related to lease payments and lease

liabilities
(in USD million) 2021 2020
Lease liabilities at 1 January 4,406 4,339
New leases, including remeasurements and cancellations 476 1,349
Gross lease payments (1,350) (1,415)
Lease interest 91 102
Lease repayments

(1,259) (1,259) (1,313) (1,313)
Foreign currency translation effects (61) 31
Lease liabilities at 31 December 3,562 4,406
Current lease liabilities 1,113 1,186
Non-current lease liabilities 2,449 3,220
Lease expenses not included in lease liabilities
(in USD million) 2021 2020
Short-term lease expenses 160 342

Non-current lease liabilities maturity profile
Non-current lease liabilities maturity profile
At 31 December
(in USD million) 2021 2020
Year 2 and 3 1,164 1,513
Year 4 and 5 586 748
After 5 years 699 959
Total repayment of non-current lease liabilities 2,449 3,220

Information related to Right of use assets
Information related to Right of use assets
(in USD million) Drilling rigs Vessels
Land and
buildings
Storage
facilities Other Total
Right of use assets at 1 January 2021 1,004 1,606 1,215 133 161 4,119
Additions,

remeasurements,

cancellations and
divestments 14 300 28 8 78 427
Depreciation and impairment
1)
(316) (617) (176) (72) (82) (1,265)
Foreign currency translation effects (26) (8) (12) 0 (5) (50)
Right of use assets at 31 December 2021 675 1,280 1,055 68 152 3,231
(in USD million) Drilling rigs Vessels
Land and
buildings
Storage
facilities Other Total
Right of use assets at 1 January 2020 951 1,320 1,365 156 219 4,011
Additions,

remeasurements,

cancellations and
divestments 380 853 18 45 30 1,326
Depreciation and impairment 1) (349) (571) (179) (68) (90) (1,257)
Foreign currency translation effects 23 4 11 0 2 40
Right of use assets at 31 December 2020 1,004 1,606 1,215 133 161 4,119
1) USD 320 million in 2021 and USD 359

million in 2020 of the depreciation cost have been

allocated to activities being capitalised. See

note
11 Property,

plant and equipment.

Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Information related to lease payments and lease liabilities
Information related to lease payments and lease

liabilities
(in USD million) 2021 2020
Lease liabilities at 1 January 4,406 4,339
New leases, including remeasurements and cancellations 476 1,349
Gross lease payments (1,350) (1,415)
Lease interest 91 102
Lease repayments

(1,259) (1,259) (1,313) (1,313)
Foreign currency translation effects (61) 31
Lease liabilities at 31 December 3,562 4,406
Current lease liabilities 1,113 1,186
Non-current lease liabilities 2,449 3,220
Lease expenses not included in lease liabilities
(in USD million) 2021 2020
Short-term lease expenses 160 342